SHARE-BASED COMPENSATION - Additional Information (Detail) ¥ / shares in Units, ¥ in Thousands									1 Months Ended	12 Months Ended				26 Months Ended
	Sep. 30, 2020 shares	Apr. 01, 2019 $ / shares shares	Dec. 01, 2018 $ / shares shares	Apr. 01, 2018 $ / shares shares	Nov. 12, 2017 $ / shares shares	Jul. 31, 2017 $ / shares shares	Jul. 31, 2017 ¥ / shares shares	Mar. 16, 2017 $ / shares shares	Jul. 19, 2019 CNY (¥)	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2019 CNY (¥) shares	Sep. 30, 2018 CNY (¥) shares	Sep. 30, 2017 shares	Oct. 18, 2016 $ / shares shares	Oct. 18, 2016 ¥ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses for shares granted | ¥										¥ 0
Share based compensation stock options outstanding number	41,750,000									41,750,000	68,220,000	70,000,000	70,000,000
Number of Options - Vested or expected to vest	41,750,000									41,750,000
Maximum | Management, Employees and Non-employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of total converted ordinary shares each year after the exercise date subject to restriction from transferring										25.00%
Stock Option A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options vested	0
Share based compensation stock options exercised	0
Share based compensation stock options outstanding number	10,600,000									10,600,000
Share based compensation stock options outstanding weighted average intrinsic value	0
Number of Options - Vested or expected to vest	0									0
Stock Option A | Management, Employees and Non-employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted														26,860,000	26,860,000
Share options granted, exercise price per share | (per share)														$ 0.31	¥ 2.00
Share options granted, vesting percentage on the first and second anniversary after the IPO date										50.00%
Stock Option B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation stock options outstanding number	31,150,000									31,150,000
Share based compensation stock options outstanding weighted average intrinsic value	0
Stock Option B | Management And Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted						43,140,000	43,140,000
Share options granted, exercise price per share | (per share)						$ 0.31	¥ 2.00
Share options vested						43,140,000	43,140,000
Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses for shares granted | ¥										¥ 0	¥ 8,173	¥ 2,252
Restricted share units, value repurchased | ¥									¥ 5,190
Restricted Share Units | Consulting Company
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share units, issued		2,600,000	2,800,000	2,800,000	2,600,000			2,600,000					15,990,000
Restricted share units, vested													5,200,000
Restricted share units, right to repurchase the remaining shares	10,790,000									10,790,000
Restricted share units, measurement date fair value | $ / shares		$ 0.25	$ 0.20	$ 0.10	$ 0.06			$ 0.05
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses for shares granted | ¥										¥ 16,045	¥ 0	¥ 0
Yijia Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved	86,000,000									86,000,000